Goodwill (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Goodwill [Roll Forward]
Beginning balance	$ 1,071
Reclassification to assets held for sale	(117)
Acquisition adjustment	(2)
Ending balance	952
ASC
Goodwill [Roll Forward]
Beginning balance	652
Reclassification to assets held for sale	(117)
Acquisition adjustment	(2)
Ending balance	533
IMS
Goodwill [Roll Forward]
Beginning balance	419
Reclassification to assets held for sale	0
Acquisition adjustment
Ending balance	$ 419